Summary of Status of Equity Incentive Plan (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted Average Exercise Price, Forfeitures	$ 10.58		$ 8.98
Canadian Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options Outstanding, Beginning balance | shares	4,900,360	4,900,360	6,188,672	6,188,672
Options Outstanding, Granted | shares	490,200	490,200	377,100	377,100
Options Outstanding, Forfeited | shares	(657,404)	(657,404)	(1,665,412)	(1,665,412)
Options Outstanding, Endiing balance | shares	4,733,156	4,733,156	4,900,360	4,900,360
Weighted Average Exercise Price, Beginning balance	$ 8.50		$ 8.70
Weighted Average Exercise Price, Granted	4.35		7.30
Weighted Average Exercise Price, Ending balance	$ 7.78		$ 8.50
Options exercisable | shares	3,786,473	3,786,473	3,734,019	3,734,019	4,369,155
Canadian Share Options [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance	$ 4.46		$ 4.46
Range of Exercise Prices, Granted	4.35		7.30
Range of Exercise Prices, Forfeitures	10.44		7.32
Range of Exercise Prices, Ending balance	4.35		4.46
Canadian Share Options [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance	14.50		14.50
Range of Exercise Prices, Granted	4.35		7.30
Range of Exercise Prices, Forfeitures	14.50		14.50
Range of Exercise Prices, Ending balance	$ 14.31		$ 14.50
U.S. Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options Outstanding, Beginning balance | shares	5,558,621	5,558,621	5,337,070	5,337,070
Options Outstanding, Granted | shares	1,569,250	1,569,250	1,165,900	1,165,900
Options Outstanding, Forfeited | shares	(996,021)	(996,021)	(944,349)	(944,349)
Options Outstanding, Endiing balance | shares	6,065,850	6,065,850	5,558,621	5,558,621
Weighted Average Exercise Price, Beginning balance		$ 6.16		$ 6.69
Weighted Average Exercise Price, Granted		3.45		5.56
Weighted Average Exercise Price, Forfeitures		8.08		8.42
Weighted Average Exercise Price, Ending balance		5.17		$ 6.16
Weighted Average Exercise Price, Exercised		$ 3.21
Options exercisable | shares	3,224,078	3,224,078	2,891,808	2,891,808	2,626,326
Options Outstanding, Exercised | shares	(66,000)	(66,000)
U.S. Share Options [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance		$ 3.21		$ 3.21
Range of Exercise Prices, Granted		3.44		3.99
Range of Exercise Prices, Exercised		3.21
Range of Exercise Prices, Forfeitures		3.21		5.79
Range of Exercise Prices, Ending balance		3.21		3.21
U.S. Share Options [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance		15.21		15.21
Range of Exercise Prices, Granted		3.62		5.57
Range of Exercise Prices, Exercised		3.21
Range of Exercise Prices, Forfeitures		15.21		10.96
Range of Exercise Prices, Ending balance		$ 10.74		$ 15.21